Servicer and Protective Advances, Net	12 Months Ended
Dec. 31, 2013
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Servicer and Protective Advances, Net
11.	Servicer and Protective Advances, Net

Service and protective advances, net consist of the following (in thousands):

	December 31,
	2013	2012
Servicer advances	$53,473	$48,120
Protective advances	1,380,199	149,041

Total servicer and protective advances	1,433,672	197,161
Less: Allowance for uncollectible advances	(52,238)	(24,114)

Servicer and protective advances, net	$1,381,434	$173,047

The following table shows the activity in the allowance for uncollectible advances (in thousands):

	For the Years Ended December 31,
	2013	2012	2011
Balance at beginning of year	$24,114	$17,408	$14,156
Provision for uncollectible advances	37,993	13,199	6,225
Charge-offs, net of recoveries and other	(9,869)	(6,493)	(2,973)

Balance at end of year	$52,238	$24,114	$17,408